Stock Option Plan - Schedule of Activity Under the Plan is Set Forth (Details) - $ / shares			3 Months Ended		12 Months Ended
	Jan. 01, 2025	Jan. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Schedule of Activity Under the Plan is Set Forth [Line Items]
Ending balances Shares available for grant	1,560,091	1,550,091	1,567,091	1,560,091	1,560,091
Ending balances Number of options	2,972,055	2,982,055	2,965,055	2,972,055	2,972,055
Ending balances Weighted- average exercise price per share (in Dollars per share)	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4
Ending balances Weighted- average remaining contractual term	3 years	3 years 8 months 12 days	2 years 9 months 25 days	3 years 6 months 10 days	3 years
Options granted Shares available for grant
Options granted Number of options
Options granted Weighted- average exercise price per share (in Dollars per share)
Options exercised Shares available for grant
Options exercised Number of options
Options exercised Weighted- average exercise price per share (in Dollars per share)
Options expired Shares available for grant			7,000	10,000	10,000
Options expired Number of options			(7,000)	(10,000)	(10,000)
Options expired Weighted- average exercise price per share (in Dollars per share)			$ 0.76	$ 0.001	$ 0.001
Options cancelled/forfeited Shares available for grant
Options cancelled/forfeited Number of options
Options cancelled/forfeited Weighted- average exercise price per share (in Dollars per share)
Exercisable Number of options			1,570,034	1,464,429	1,548,910
Exercisable Weighted- average exercise price per share (in Dollars per share)			$ 0.48	$ 0.49	$ 0.49
Exercisable Weighted- average remaining contractual term			4 years 1 month 20 days	4 years 10 months 17 days	4 years 3 months 25 days
Vested and expected to vest Number of options			2,965,055	2,972,055	2,972,055
Vested and expected to vest Weighted- average exercise price per share (in Dollars per share)			$ 0.4	$ 0.4	$ 0.4
Vested and expected to vest Weighted- average remaining contractual term			2 years 9 months 25 days	3 years 6 months 10 days	3 years